Income Taxes (Tables)	9 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision

The income tax provision consists of the following components:

	Successor	Predecessor	Successor	Predecessor	Predecessor
	Nine months ended December 31, 2017	Nine months ended December 31, 2016	Period January 11 through March 31, 2017	Period April 1, 2016 through January 10, 2017	Year ended March 31, 2016
	(Unaudited)	(Unaudited)	(Audited)	(Audited)	(Audited)

Current	$292,945	$11,127	$66,919	$10,307	$3,557
Deferred	(3,960)	-	(1,320)	-	-
Total provision	$288,985	$11,127	$65,599	$10,307	$3,557

Schedule of Effective Income Tax Rate Reconciliation

Reconciliation between the Company’s actual provision for income taxes and the provision at the statutory rate is as follow:

	Successor	Predecessor	Successor	Predecessor	Predecessor
	Nine months ended December 31, 2017	Nine months ended December 31, 2016	Period January 11 through March 31, 2017	Period April 1, 2016 through January 10, 2017	Year ended March 31, 2016
	(Unaudited)	(Unaudited)	(Audited)	(Audited)	(Audited)

Income before income tax expense	$1,211,835	$67,436	$369,818	$62,465	$21,555

Provision for taxes at Hong Kong statutory tax rate	199,953	11,127	61,020	10,307	3,557
Impact of different tax rate in other jurisdiction	89,032	-	4,579	-	-
Effective Income Tax	$288,985	$11,127	$65,599	$10,307	$3,557

Schedule of Deferred Tax Liabilities

At December 31, 2017 and March 31, 2017 and 2016, the significant components of the deferred tax liabilities are summarized below:

	Successor		Predecessor
	December 31, 2017	March 31, 2017	March 31, 2016
	(Unaudited)	(Audited)	(Audited)
Deferred Tax Liabilities
Intangible assets acquired in acquisition	$47,520	$51,480	$-
Total deferred tax liabilities	$47,520	$51,480	$-